8. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8. RELATED PARTY TRANSACTIONS

Related party transactions not disclosed elsewhere in these financial statements include:

Stock purchases

There were no stock purchases from a related party in 2019. During the year ended December 31, 2018, the Company received total proceeds of $100,000 from private placements for common shares issued to a related party by common director. The number of shares issued in connection with these transactions were 1,000,000. In addition, in 2018, the President of the Company exercised 240,000 of his options for $12,000, of which $9,000 was in lieu of cash compensation for consulting services and $3,000 resulted from the settlement of an accrued liability.

Deferred Revenue - Royalty Agreement

The Company has negotiated a royalty agreement with a related party by common CEO and director. In exchange for a non-refundable payment of $300,000, the Company intends to provide a royalty stream to this related party based on the gross production of Vanadium Oxide (“Vanadium”) from 19 of the company’s the oil sands leases. For each barrel of bitumen produced from the specified oil sands until March 21, 2039, or upon termination of mining, whichever is earlier, the Company will pay a royalty equal to 25 grams of Vanadium per barrel of bitumen produced, multiplied by the price of Vanadium Pentoxide 98% min in-warehouse Rotterdam published on the last business day of the month in which the gross production of bitumen occurred. The $300,000 is recorded as deferred revenue and will be recognized at such time as the Company begins to produce Vanadium.

Notes payable to related party

In December 2015, the Company borrowed $6,553 ($9,000 Canadian) under a note agreement with related parties. The lenders were related parties through an immediate family relationship with officers or directors of the Company and a common director. The note payable bore interest at the Bank of Canada Prime rate plus 1%. The Company could repay the loan and outstanding interest thereon by giving notice to the lender 15 days prior to the anticipated repayment. At December 31, 2019, the effective interest rate on these notes payable was 4.95%. The balance of note payable, including interest, to related parties at December 31, 2019 and 2018 was $8,105 and $7,403, respectively. The Company recognized interest expense of $339, $315 and $282 for the years ended December 31, 2019, 2018 and 2017, respectively, in its Statements of Operations and Comprehensive Income (Loss).

Consulting fees

Mr. Newton is the President and a member of the Board of Directors of the Company. Mr. Newton does not bill the Company for his services as President; however, he has a service agreement with the Company. Pursuant to this agreement, the Company recognized consulting expenses of $25,856, $0 and $0 for the years ended December 31, 2019, 2018 and 2017, respectively.

Dr. Michael Ranger is a member of the Board of Directors of the Company. Dr. Ranger does not receive compensation for his services as a member of the board; however, he has a service agreement with the Company, including consulting time and expense reimbursement. Pursuant to this agreement, the Company recognized consulting expenses of $0, $9,346 and $5,131 for the years ended December 31, 2019, 2018 and 2017, respectively.